Schedule of Payable, Other Payable and Accruals (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities Disclosure [Abstract]
Staff salaries and other benefits	$ 70,972	$ 62,036	$ 63,110
Professional fees	340,091	403,250	403,798
Hosting service in Memphis site	314,728
Others	532,788	525,060	538,700
Total	$ 1,258,579	$ 990,346	$ 1,005,608